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                                                                                          [GRAPHIC OMITTED] Lincoln
                                                                                                            -------
                                                                                                    Financial Group
                                                                                                       Lincoln Life


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Lawrence A. Samplatsky,                                                The Lincoln National Life Insurance Company
Assistant Vice President and Senior Counsel                            350 Church Street, MLW1
Telephone:  (860) 466 -2374                                            Hartford, Connecticut 06103-1106
Facsimile:  (860) 466 - 1778

September 3, 2004                                                      VIA EDGAR
                                                                       ---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Lincoln Life Flexible Premium Variable Life Account D         Lincoln Life Flexible Premium Variable Life Account F
File No. 033-00417; 811-04592                                 File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G         Lincoln Life Flexible Premium Variable Life Account J
File No. 033-22740; 811-05585                                 File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K         Lincoln Life Flexible Premium Variable Life Account M
File No. 033-76432; 811-08412                                 File No. 333-82663, 333-84360, 333-42479, 333-54338,
                                                              333-84370, 333-63940, 333-111137; 811-08557
Lincoln Life Flexible Premium Variable Life Account R         Lincoln Life Flexible Premium Variable Life Account S
File No. 333-43107, 333-33782, 333-90432; 811-08579           File No. 333-72875, 333-104719; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y         Lincoln Life & Annuity Flexible Premium Variable Life
File No. 333-81884, 333-81882, 333-90438; 811-21028                   Account M
                                                              File No. 333-42507, 333-61594, 333-84684, 333-52194,
                                                              333-84688; 811-08559
LLANY Separate Account R for Flexible Premium                 LLANY Separate Account S for Flexible Premium
        Variable Life                                                 Variable Life
File No. 333-46113, 333-33778, 333-90508; 811-08651           File No. 333-74325; 811-09257
CG Variable Life Separate Account I                           CG Variable Life Separate Account II
File No. 033-84426; 811-08780                                 File No. 033-89238; 811-08970
Variable Life Account B of ING Life Insurance & Annuity       Lincoln Life & Annuity Flexible Premium Variable Life
        Company [formerly Variable Life Account B of                  Account Y
        Aetna Life Insurance and Annuity Company]             File No. 333-81892; 811-21029
File No. 033-75248, 033-76004, 033-76018, 033-64277
        333-27337; 811-04536

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), the above-referenced
Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Semi-Annual Report")
for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account.
This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their Semi-Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel
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